PROVISION FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 438,681
Ending balance of onerous contracts provision	209,099	R$ 438,681
Current Liabilities		10,517
Non-current Liabilities	209,099	428,164
Total onerous contracts provision	209,099	438,681
Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	438,681	454,901
Constitutions to onerous contracts provision	61,977	105,945
Onerous contracts provision, reversal	(291,559)	(122,165)
Ending balance of onerous contracts provision	209,099	438,681
Total onerous contracts provision	209,099	438,681
UHE Jirau | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	147,122	129,672
Constitutions to onerous contracts provision	61,977	51,145
Onerous contracts provision, reversal		(33,695)
Ending balance of onerous contracts provision	209,099	147,122
Total onerous contracts provision	209,099	147,122
Funil, MG | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	280,527	225,727
Constitutions to onerous contracts provision		54,800
Onerous contracts provision, reversal	(280,527)
Ending balance of onerous contracts provision		280,527
Total onerous contracts provision		280,527
UHE Coaracy Nunes | Generation
ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	11,032	99,502
Onerous contracts provision, reversal	R$ (11,032)	(88,470)
Ending balance of onerous contracts provision		11,032
Total onerous contracts provision		R$ 11,032